Subsequent event	9 Months Ended
Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
On October 15, 2020 the Company signed an amendment to our license agreement with UCL Business Ltd. This amendment assigns the rights to the majority of the associated UCL Business patent portfolio to Autolus, reduces the clinical data milestone for the AUTO1 studies conducted by UCL, and licenses an additional patent and data from a new clinical study evaluating AUTO1 in primary CNS Lymphoma.
The Company evaluated subsequent events through November 5, 2020 the date on which these financial statements were issued.